SUPPLEMENT DATED NOVEMBER 3, 2008
TO
PROSPECTUS DATED NOVEMBER 3, 2008
FOR
SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

The Travel Assistance Endorsement is not available.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.